CONVERTIBLE DEBENTURES OFFERING - Disclosure of detailed information about debentures during the period (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt instruments held [abstract]
Beginning Balance	$ 1,968	$ 0
Issued of debentures as part of debt settlement	0	2,092
Derecognition of debentures as part of modification of terms	(2,092)	0
Issuance of debentures as part of modification of terms	2,301	0
Recognition of discount equal to embedded conversion feature	(364)	(297)
Partial conversion into common shares (see Note 18B5 below)	(1,395)	0
Amortization of discount expenses	204	173
Ending Balance	$ 622	$ 1,968